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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

                 --------------------------------

Form 13F File Number: 28-10673
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jerome Pfund, Chief Executive Officer     Montreal, Quebec, Canada     November 8, 2007
   -----------------------------------------      -----------------           -------------
           [Signature]                               [City, State]               [Date]


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $2,560,518
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE     SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- --------- ------ --------
ALEXION PHARM INC         COMMON           015351109  101,859 1,563,460   SH          SOLE                 1,390,060         173,400
ALIGN TECH INC            COMMON           016255101    5,020   198,187   SH          SOLE                   123,958          74,229
ALKERMES INC              COMMON           01642T108   12,168   661,320   SH          SOLE                   516,320         145,000
ALLERGAN INC              COMMON           018490102   16,798   260,553   SH          SOLE                   254,940           5,613
ALNYLAM PHARMACUETCL      COMMON           02043Q107   40,837 1,246,171   SH          SOLE                 1,149,334          96,837
AMGEN INC                 COMMON           031162100  149,836 2,648,687   SH          SOLE                 2,359,687         289,000
AMYLIN PHARM INC          COMMON           032346108  116,773 2,335,454   SH          SOLE                 2,115,168         220,286
BARR PHARMACEUTICALS      COMMON           068306109   13,454   236,416   SH          SOLE                   217,416          19,000
BIOGEN IDEC INC           COMMON           09062X103  115,051 1,734,524   SH          SOLE                 1,577,912         156,612
BRISTOL MYERS SQUIBB      COMMON           110122108    9,512   330,035   SH          SOLE                   175,035         155,000
CARDIOME PHARMA CORP      COMMON           14159U202   41,542 4,400,678   SH          SOLE                 3,873,184         527,494
CELGENE CORP              COMMON           151020104  211,254 2,962,467   SH          SOLE                 2,668,892         293,575
CEPHALON INC              COMMON           156708109   11,178   153,000   SH          SOLE                   153,000               0
CONJUCHEM BIOTECH         COMMON           207347105      745 1,828,000   SH          SOLE                 1,828,000               0
CUBIST PHARMACEUT         COMMON           229678107   40,064 1,896,064   SH          SOLE                 1,745,674         150,390
CV THERAPEUTICS INC       COMMON           126667104   36,324 4,044,938   SH          SOLE                 3,704,010         340,928
DR REDDYS LABS LTD        ADR              256135203    4,646   284,000   SH          SOLE                   284,000               0
DYNAVAX TECHNOLOGIS       COMMON           268158102   20,719 4,829,692   SH          SOLE                 3,852,332         977,360
ELI LILLY & CO            COMMON           532457108   19,429   341,277   SH          SOLE                   170,660         170,617
ENDO PHARM HLDGS INC      COMMON           29264F205    8,497   274,000   SH          SOLE                   274,000               0
FOREST LABS INC           COMMON           345838106    8,614   231,000   SH          SOLE                   231,000               0
GENZYME CORP              COMMON           372917104  185,876 2,999,938   SH          SOLE                 2,695,338         304,600
GILEAD SCIENCES INC       COMMON           375558103  198,190 4,849,272   SH          SOLE                 4,303,997         545,275
GIVEN IMAGING             ORD SHS          M52020100      303    11,003   SH          SOLE                       103          10,900
HUMAN GENOME SCI          COMMON           444903108   58,312 5,666,823   SH          SOLE                 5,039,333         627,490
ILLUMINA INC              COMMON           452327109  117,830 2,271,198   SH          SOLE                 2,100,826         170,372
IMCLONE SYSTEMS INC       COMMON           45245W109  135,357 3,274,234   SH          SOLE                 2,925,131         349,103
INTERMUNE INC             COMMON           45884X103   64,496 3,371,465   SH          SOLE                 3,109,198         262,267
INTUITIVE SURGIC INC      COMMON           46120E602    5,888    25,600   SH          SOLE                    14,700          10,900
INVITROGEN CORP           COMMON           46185R100   92,965 1,137,466   SH          SOLE                 1,051,466          86,000
ISIS PHARMACEUTICALS      COMMON           464330109   14,035   937,534   SH          SOLE                   733,861         203,673
K V PHARMACEUTICAL        CL A             482740206    2,869   100,300   SH          SOLE                   100,300               0
KERYX BIOPHARMACEUT       COMMON           492515101   24,993 2,514,343   SH          SOLE                 2,308,543         205,800
LABOPHARM INC             COMMON           504905100    1,895 1,121,489   SH          SOLE                 1,074,589          46,900
MEDAREX INC               COMMON           583916101   37,938 2,679,210   SH          SOLE                 2,476,210         203,000
MEDICINES CO              COMMON           584688105   41,104 2,307,930   SH          SOLE                 2,149,046         158,884
MEDTRONIC INC             COMMON           585055106    9,786   173,480   SH          SOLE                    87,480          86,000
MILLENNIUM PHARMA         COMMON           599902103   20,436 2,013,379   SH          SOLE                 1,826,079         187,300
MOMENTA PHARMACEUTIC      COMMON           60877T100   17,891 1,570,785   SH          SOLE                 1,150,369         420,416
MYRIAD GENETICS INC       COMMON           62855J104   85,846 1,646,138   SH          SOLE                 1,460,188         185,950
NEKTAR THERAPEUTICS       COMMON           640268108   16,706 1,892,000   SH          SOLE                 1,787,000         105,000
NOVARTIS AG               SP ADR           66987V109   13,660   248,539   SH          SOLE                   248,539               0
NOVO-NORDISK AS           ADR              670100205    3,332    27,525   SH          SOLE                    27,525               0
ONYX PHARMACEUTICALS      COMMON           683399109  121,702 2,796,455   SH          SOLE                 2,580,994         215,461
PFIZER INC                COMMON           717081103   21,056   861,883   SH          SOLE                   437,531         424,352
PHARMION CORP             COMMON           71715B409   55,433 1,201,405   SH          SOLE                 1,111,105          90,300
PROGENICS PHARMACEUT      COMMON           743187106   62,706 2,836,090   SH          SOLE                 2,460,561         375,529
SAVIENT PHARMA            COMMON           80517Q100   10,686   734,457   SH          SOLE                   538,610         195,847

                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- ------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE     SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- --------- ------ --------
SCHERING PLOUGH CORP      COMMON           806605101   14,711   465,083   SH          SOLE                   230,716         234,367
SHIRE PLC                 SP ADR           82481R106   11,689   158,000   SH          SOLE                   158,000               0
TEVA PHARMACEUTICAL       ADR              881624209   21,615   486,062   SH          SOLE                   443,062          43,000
THORATEC LABS CORP        COMMON           885175307    6,484   313,398   SH          SOLE                   158,398         155,000
VERTEX PHARMACEUTICL      COMMON           92532F100   51,196 1,332,892   SH          SOLE                 1,232,892         100,000
WYETH                     COMMON           983024100   24,029   539,366   SH          SOLE                   275,366         264,000
ZYMOGENETICS INC          COMMON           98985T109   25,183 1,929,713   SH          SOLE                 1,774,713         155,000